Post-retirement benefit obligations - Investments (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017
South Africa
Pension benefits
Percentage of members electing to transfer to the defined benefit plan	99.00%
Ordinary shares included in the plan assets		1,678,808		2,253,108
Value of ordinary shares included in the plan assets		R 844		R 826
Value of property occupied included in the plan assets		R 1,543
Pension fund assets
Equities	53.00%		53.00%
Resources	6.00%		5.00%
Industrials	3.00%		2.00%
Consumer discretionary	12.00%		14.00%
Consumer staples	12.00%		13.00%
Healthcare	3.00%		4.00%
Information technologies	4.00%		3.00%
Telecommunications	1.00%		2.00%
Financials ex real estate	12.00%		10.00%
Fixed interest	10.00%		10.00%
Direct property	17.00%		16.00%
Listed property	5.00%		7.00%
Cash and cash equivalents	4.00%		3.00%
Third party managed assets	11.00%		11.00%
Total	100.00%		100.00%
United States of America
Pension fund assets
Equities	32.00%		44.00%
Resources	5.00%		7.00%
Industrials	3.00%		5.00%
Consumer discretionary	4.00%		5.00%
Consumer staples	2.00%		3.00%
Healthcare	3.00%		5.00%
Information technologies	7.00%		9.00%
Telecommunications	2.00%		2.00%
Financials ex real estate	6.00%		8.00%
Fixed interest	59.00%		44.00%
Direct property	5.00%		7.00%
Other	4.00%		5.00%
Total	100.00%		100.00%